Income Taxes - Schedule of Net Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income Tax Disclosure [Abstract]
Domestic					$ (197,908)	$ (134,578)	$ (108,663)
Foreign					1,082	475	695
Net loss before income taxes	$ (84,873)	$ (35,239)	$ (2,546)	$ (65,280)	$ (196,826)	$ (134,103)	$ (107,968)